CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE (LOSS) INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net (loss) income	$ (20,293)	$ 33,273	$ (25,103)	$ 55,248
Unrealized gain (loss) from hedging financial instruments
Unrealized income (loss) on interest rate swaps, net (Note 9)	860	(2,052)	10,463	(24,320)
Comprehensive (loss) income	(19,433)	31,221	(14,640)	30,928
Less: comprehensive loss (income) attributable to the non-controlling interest	629	(1,794)	618	(2,545)
Comprehensive (loss) income attributable to Tsakos Energy Navigation Limited	$ (18,804)	$ 29,427	$ (14,022)	$ 28,383